UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [x]; Amendment Number: 1

This Amendment (Check only one.): [x] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

General Electric Company
3135 Easton Turnpike
Fairfield, CT 06431

13F File Number:  028-01502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert R. DeGennaro
Title:    Manager - Accounting Projects
Phone:    (203) 373-2535

Signature, Place, and Date of Signing:

Robert R. DeGennaro     Fairfield, CT  06431           July 22, 2003
-------------------     -------------  -----           -------------
   (Signature)          (City, State)  (Zip)             (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total:  4

Form 13F Information Table Value Total:  $32,299
                                         (thousands)

List of Other Included Managers:

No. Form 13F File Number  Name
--  --------------------  ----

05  028-06603             GE Capital Structured Finance Group


FORM 13F INFORMATION TABLE
                               TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT  OTHER     --VOTING AUTHORITY-
NAME OF ISSUER                 CLASS            CUSIP     (x$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS     SOLE  SHARED NONE
--------------                 -----            -----     --------    -------  ---  ----  ----------  --------  -------- ------ ----
AT&T WIRELESS SVCS INC         COM             00209A106      9589    1452849   SH          DEFINED       05    1452849
MANITOWOC INC                  COM             563571108      3416     203187   SH          DEFINED       05     203187
NEXTEL PARTNERS INC            CL A            65333F107     13774    2732862   SH          DEFINED       05    2732862
STEEL DYNAMICS INC             COM             858119100      5521     471500   SH          DEFINED       05     471500

